Geographic Information	12 Months Ended
Dec. 31, 2016
Geographic Information [Abstract]
GEOGRAPHIC INFORMATION
NOTE 14:-	GEOGRAPHIC INFORMATION

Summary information about geographic areas:

The Company operates in one reportable segment (see Note 1 for a brief description of the Company’s business). Operating segments are defined as components of an enterprise for which separate financial information is evaluated regularly by the chief operating decision maker, who is the chief executive officer, in deciding how to allocate resources and assessing performance. The Company’s chief operating decision maker evaluates the Company’s financial information and resources and assesses the performance of these resources on a consolidated basis.

The total revenues are attributed to geographic areas based on the location of the end-users.

The following table presents total revenues for the years ended December 31, 2014, 2015 and 2016 and long-lived assets as of December 31, 2015 and 2016:

	Year ended December 31,
	2014	2015	2016
Revenues from sales to customers located in:

Americas (mostly U.S)	$36,752	$48,790	$72,011
EMEA	18,004	21,600	24,720
Asia Pacific - other	11,608	16,015	11,963

	$66,364	$86,405	$108,694

	December 31,
	2015	2016
Long-lived assets, by geographic region:

Americas (mostly U.S)	$314	$268
Israel	3,851	8,385
EMEA	275	341
Asia Pacific	338	253

	$4,778	$9,247

Major customers’ data as a percentage of total revenues:

The following table sets forth the customers that represented 10% or more of the Company’s total revenues in each of the periods set forth below

	Year ended December 31,
	2014	2015	2016

Customer A	25%	18%	21%
Customer B	15%	15%	(* -
Customer C	(* -	(* -	16%

*)	Less than 10%